Condensed Consolidated Balance Sheets - KRW (₩) ₩ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	₩ 181,471	₩ 126,406	₩ 109,316
Short-term financial instruments	27,000	18,000	338,000
Accounts receivable, net of allowance for doubtful accounts of ￦11,227 as of March 31, 2019, December 31, 2018 and 2017 respectively	581,610	546,671	480,673
Inventories	61,934	7,217	6,200
Loans to related parties			164,000
Other current assets	42,026	48,608	65,087
Total Current Assets	894,041	746,902	1,163,276
Property and equipment, net	307,155	44,224	59,808
Goodwill	1,430,625	1,430,625	1,430,625
Intangible assets, net	277,005	302,155	403,053
Deposits	103,199	103,199	120,499
Total Assets	3,012,025	2,627,105	3,177,261
CURRENT LIABILITIES:
Accounts payable	1,203,100	1,393,676	1,129,854
Nontrade payables	1,502,310	1,307,079	1,131,517
Other current liabilities	256,768	238,073	193,048
Short-term borrowings	2,350,091	2,385,545	2,789,886
Loans from related parties	71,279	45,980	18,895
Current portion of long-term debt	233,160	222,260	245,240
Total Current Liabilities	5,616,708	5,592,613	5,508,440
Long-term debt	394,210	452,500	684,760
Lease liabilities	266,781
Accrued benefit pension liability	1,220,105	1,180,730	930,098
Total Liabilities	7,497,804	7,225,843	7,123,298
Commitments and Contingencies (Note 12)
STOCKHOLDERS' DEFICIT :
Common stock value	26,198	26,198	25,265
Additional paid-in capital	7,229,972	7,221,876	6,577,829
Accumulated other comprehensive loss	(219,160)	(215,614)	(56,593)
Accumulated deficit	(11,522,789)	(11,631,198)	(10,492,538)
Total Stockholders' Deficit	(4,485,779)	(4,598,739)	(3,946,037)
Total Liabilities and Stockholders' Deficit	₩ 3,012,025	₩ 2,627,105	₩ 3,177,261